Accounts receivable - Summary of Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Insurance receivables	$ 905,000	$ 5,259,000
Freight and time charter receivables	820,000	0
Other receivables	128,000	1,061,000
Accounts receivable	38,069,000	33,017,000
Owned vessels period we assume working capital contributions will not be repaid	12
Other related parties
Disclosure of transactions between related parties [line items]
Receivables from the related parties	36,216,000	26,697,000
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	16,414,000	9,751,000
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	14,344,000	10,698,000
Other related parties | Scorpio LR1 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	3,079,000	2,367,000
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	2,379,000	3,597,000
Other related parties | Scorpio Commercial Management S.A.M.
Disclosure of transactions between related parties [line items]
Receivables from the related parties	0	284,000
Other related parties | Scorpio Pools
Disclosure of transactions between related parties [line items]
Receivables from the related parties	$ 36,216,000	26,413,000
Working capital contributions, related parties		$ 1,100,000